Ordinary Shares (Details) (USD $) In Millions, except Share data, unless otherwise specified	0 Months Ended	12 Months Ended
	Sep. 30, 2009	Dec. 31, 2012	Dec. 31, 2011
Ordinary Share [Line Items]
Net proceeds from IPO	152.5
ADS [Member]
Ordinary Share [Line Items]
IPO, number of shares issued in transaction	83,500,000
Market value of shares	12.50
Class A Ordinary Shares [Member]
Ordinary Share [Line Items]
IPO, number of shares issued in transaction	167,000,000
Number of ordinary shares issued		131,860,314	151,222,556
Number of ordinary shares outstanding		131,860,314	151,222,556
Class B Ordinary Shares [Member]
Ordinary Share [Line Items]
Number of ordinary shares issued		409,087,000	409,087,000
Number of ordinary shares outstanding		409,087,000	409,087,000
The Company [Member] | ADS [Member]
Ordinary Share [Line Items]
IPO, number of shares issued in transaction	13,043,500
The Company [Member] | Class A Ordinary Shares [Member]
Ordinary Share [Line Items]
IPO, number of shares issued in transaction	26,087,000
Number of ordinary shares issued		131,860,314	151,222,556
Number of ordinary shares outstanding		131,860,314	151,222,556
Number of votes entitled for each ordinary share		10
The Company [Member] | Ordinary Shares [Member]
Ordinary Share [Line Items]
Number of ordinary shares issued		540,947,314
Number of ordinary shares outstanding		540,947,314
The Company [Member] | Class B Ordinary Shares [Member]
Ordinary Share [Line Items]
Number of ordinary shares issued		409,087,000	409,087,000
Number of ordinary shares outstanding		409,087,000	409,087,000
Number of votes entitled for each ordinary share		10
A Direct Wholly-owned Subsidiary of Shanda [Member] | ADS [Member]
Ordinary Share [Line Items]
IPO, number of shares issued in transaction	70,456,500
A Direct Wholly-owned Subsidiary of Shanda [Member] | Class A Ordinary Shares [Member]
Ordinary Share [Line Items]
IPO, number of shares issued in transaction	140,913,000